Goodwill And Other Intangibles (Tables)	12 Months Ended
Sep. 30, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule Of Change In Carry Amount Of Goodwill By Business Segment

	Process Management	Industrial Automation	Network Power	Climate Technologies	Commercial & Residential Solutions
						Total
Balance, Sept 30, 2010	$2,274	1,379	3,997	464	542	8,656
Acquisitions	110			15		125
Divestitures		(1)	(8)		(6)	(15)
Impairment		(19)				(19)
Foreign currency translation and other	(16)	34	1	4	1	24
Balance, Sept 30, 2011	$2,368	1,393	3,990	483	537	8,771
Acquisitions	5		62	27		94
Divestitures					(102)	(102)
Impairment			(592)			(592)
Foreign currency translation and other	6	(55)	(93)	(9)	6	(145)
Balance, Sept 30, 2012	$2,379	1,338	3,367	501	441	8,026

Schedule Of Gross Carrying Amount And Accumulated Amortization Of Identifiable Intangible Assets By Major Class

	Customer Relationships		Intellectual Property		Capitalized Software		Total
	2011	2012	2011	2012	2011	2012	2011	2012
Gross carrying amount	$1,499	1,537	1,110	1,125	971	1,046	3,580	3,708
Less: Accumulated amortization	330	459	518	606	763	805	1,611	1,870
Net carrying amount	$1,169	1,078	592	519	208	241	1,969	1,838